Note M - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Minimum Related Party Loan	$ 120
Related Party Deposit Liabilities	$ 38,867	$ 30,169